Financial Risk Management - Additional Information (Detail) $ in Thousands		1 Months Ended		12 Months Ended
	Mar. 01, 2022 MXN ($)	Apr. 30, 2020 USD ($)	Jan. 31, 2020 USD ($)	Dec. 31, 2022 MXN ($) Airline	Dec. 31, 2021 MXN ($)	Dec. 31, 2020 MXN ($)	Dec. 31, 2022 USD ($)	Mar. 01, 2022 USD ($)	Mar. 02, 2020 MXN ($)	Feb. 27, 2019 MXN ($)	Feb. 26, 2019 MXN ($)	May 02, 2017 MXN ($)
Disclosure of detailed information about financial instruments [Line Items]
Percentage from maximum tariff per traffic unit by the mexican airports				96.10%	93.80%	99.10%
Number of major client airlines | Airline				3
Deposit received from customers				$ 916,961	$ 788,435	$ 696,059
Proportion of expenses in foreign currency				70.00%
Description of variable rate and effect of debt				The Company has financial debt denominated in pesos and U.S. dollars, which accrues interest at a variable rate based on TIIE 28-days and LIBOR 28-days, respectively. If on the 2022 of year-end closing date the variable interest rates to which the Company is exposed had been 100 basis points (higher) or lower than the interest rate at year-end with the other variables remaining constant
Debt instrument interest rate period				30-day Libor rate
Loans				$ 34,345,337
Debt securities [Member]
Disclosure of detailed information about financial instruments [Line Items]
Debt securities, value									$ 3,000,000	$ 3,000,000	$ 2,300,000	$ 1,500,000
Accounts Receivable [Member]
Disclosure of detailed information about financial instruments [Line Items]
Expected loss rates base, actual credit loss experience period				3 years
Interbank Equilibrium Interest Rate [Member]
Disclosure of detailed information about financial instruments [Line Items]
Debt instrument interest rate period				variable rate based on TIIE 28-days
London Inter Bank Offering Rate [Member]
Disclosure of detailed information about financial instruments [Line Items]
Debt instrument interest rate period				LIBOR 28-days
30-Day Libor Interest Plus [Member]
Disclosure of detailed information about financial instruments [Line Items]
Borrowings interest rate basis	2.85
30-day Libor Interest Plus 3.10% [Member]
Disclosure of detailed information about financial instruments [Line Items]
Debt instrument interest rate period	30-day Libor interest plus 3.10%
Fixed annual interest rate	1.59%							1.59%
Debt securities, value	$ 30,000							$ 30,000,000.0
Borrowings interest rate basis	3.10
30-day Libor plus 2.85% [Member]
Disclosure of detailed information about financial instruments [Line Items]
Debt instrument interest rate period	30-day Libor plus 2.85%
Fixed annual interest rate	1.785%							1.785%
Debt securities, value	$ 20,000							$ 20,000,000.0
TIIE Rate [Member]
Disclosure of detailed information about financial instruments [Line Items]
Fixed annual interest rate									6.33%	8.03%	8.0315%	7.21%
Likely [Member]
Disclosure of detailed information about financial instruments [Line Items]
Sensitivity analysis of risk variable percentage				0.25%
Possible [Member]
Disclosure of detailed information about financial instruments [Line Items]
Sensitivity analysis of risk variable percentage				0.50%
Stress [Member]
Disclosure of detailed information about financial instruments [Line Items]
Sensitivity analysis of risk variable percentage				1.00%
Financial liabilities at fair value through profit or loss, category [Member]
Disclosure of detailed information about financial instruments [Line Items]
Fair value of financial liabilities at amortized cost				$ 33,910,543	27,735,962	24,280,945
MBJA [Member]
Disclosure of detailed information about financial instruments [Line Items]
Description of tariffs for the passengers				In MBJ, the tariffs are billed and charged to domestic and international passengers in USD, which are assimilated into a fixed amount for 12 months (from April to March), and then updated for inflation in the United States.
International tariff per passenger			$ 19.34
Increase in tariff of an international passenger			24.74
Domestic tariff per passenger			$ 5.52
Proportion of expenses in foreign currency				70.00%
Debt instrument interest rate period	30-day Libor interest rate
Debt securities, value								$ 58,000,000.0
Loans				$ 1,189,703	$ 1,429,459	1,544,964
PAC Kingston Airport Limited (PACKAL) [Member]
Disclosure of detailed information about financial instruments [Line Items]
Description of tariffs for the passengers				In PACKAL, the tariffs are billed and charged to domestic and international passengers in USD, which they are assimilated into a fixed amount for 12 months (from April to March), and then updated for inflation in the United States.
International tariff per passenger		$ 16.81
Increase in tariff of an international passenger		28.80
Domestic tariff per passenger		5.83
Increase in tariff of domestic tariff per passenger		$ 9.99
Credit risk [Member] | Mexico [Member]
Disclosure of detailed information about financial instruments [Line Items]
Percentage from maximum tariff per traffic unit by the mexican airports				0.00%
Credit risk [Member] | Jamaica [Member]
Disclosure of detailed information about financial instruments [Line Items]
Percentage from maximum tariff per traffic unit by the mexican airports				0.00%
Credit risk [Member] | Tarifa de Uso Aeroportuario [Member]
Disclosure of detailed information about financial instruments [Line Items]
Maximum grace period for reimbursement					60 days
Deposit received from customers				$ 916,961	$ 788,435	$ 696,059
Credit risk [Member] | Tarifa de Uso Aeroportuario [Member] | Bond or Cash Equivalent [Member]
Disclosure of detailed information about financial instruments [Line Items]
Guarantee period					30 days
Credit risk [Member] | Tarifa de Uso Aeroportuario [Member] | Major Client Airlines [Member]
Disclosure of detailed information about financial instruments [Line Items]
Percentage from maximum tariff per traffic unit by the mexican airports				34.00%	35.50%	33.50%
Credit risk [Member] | Tarifa de Uso Aeroportuario [Member] | Top of Range [Member]
Disclosure of detailed information about financial instruments [Line Items]
Credit term					60 days
Credit risk [Member] | Tarifa de Uso Aeroportuario [Member] | Other Clients [Member]
Disclosure of detailed information about financial instruments [Line Items]
Percentage from maximum tariff per traffic unit by the mexican airports				52.80%	52.50%	50.00%
Credit risk [Member] | Company's Airports [Member] | Aeronautical And Non Aeronautical [Member]
Disclosure of detailed information about financial instruments [Line Items]
Percentage from maximum tariff per traffic unit by the mexican airports				82.90%	86.90%	87.30%
Liquidity risk [Member]
Disclosure of detailed information about financial instruments [Line Items]
Operating expenses and financial debt payment period				60 days
Credit lines				$ 1,000,000			$ 30,000,000.0